Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Due from related parties	$ 1,209	$ 245
Liabilities
Due to related parties	422	2,166
Oceanbulk Maritime S.A. and its affiliates
Assets
Due from related parties	1,209	241
Liabilities
Due to related parties	33	0
Product Shipping & Trading S.A.
Assets
Due from related parties	0	4
Interchart Shipping Inc.
Liabilities
Due to related parties	8	6
Combine Marine Ltd.
Liabilities
Due to related parties	9	0
Management and Directors Fees
Liabilities
Due to related parties	315	462
Managed Vessels of Oceanbulk Shipping LLC
Liabilities
Due to related parties	7	9
Oceanbulk Sellers
Liabilities
Due to related parties	$ 50	$ 1,689